Long-Term Loan (Tables)	12 Months Ended
May 31, 2021
Debt Disclosure [Abstract]
Summary of long term debt maturities

	As of May 31,
	2020	2021
	US$	US$
Secured bank loan	117,881	—
The carrying amounts of bank loans are repayable:
Within a period of more than one year but not exceeding two years	117,881	—
Within a period of more than two years but not exceeding five years	—	—